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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003


Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hennessy Advisors, Inc.
Address:  The Courtyard Square
          750 Grant Avenue
          Suite 100
          Novato, CA  94945

Form 13F File Number: 028-06715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Teresa M. Nilsen
Title:    Executive Vice President and Chief Financial Officer
Phone:    (415) 899-1555


Signature, Place, and Date of Signing:


/s/ Teresa M. Nilsen                     Novato, CA                    7/21/03
--------------------------------------------------------------------------------
    Teresa M. Nilsen                                                     Date


Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                                ---------

Form 13F Information Table Entry Total:               111
                                                ---------

Form 13F Information Table Value Total:         $ 643,654
                                                ---------
                                               (thousands)


List of Other Included Managers:    NONE

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE

                                              Name of Reporting Manager: Hennessy Funds
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
FLAGSTAR BANCORP INC      COM      337930101    22,795     932,300  SH       SOLE                                 932,300
------------------------------------------------------------------------------------------------------------------------------------
PACIFICARE HEALTH SYS     COM      695112102    18,060     366,100  SH       SOLE                                 366,100
------------------------------------------------------------------------------------------------------------------------------------
AVID TECHNOLOGY INC       COM      05367P100    16,626     470,600  SH       SOLE                                 470,600
------------------------------------------------------------------------------------------------------------------------------------
SELECT COMFORT CORP       COM      81616X103    15,043     915,000  SH       SOLE                                 915,000
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC                 COM      00817Y108    14,448     240,000  SH       SOLE                                 240,000
------------------------------------------------------------------------------------------------------------------------------------
RENT-A-CENTER INC         COM      76009N100    14,343     189,200  SH       SOLE                                 189,200
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO BRIDGE &
 IRON CO                  ADR      167250109    14,311     631,000  SH       SOLE                                 631,000
------------------------------------------------------------------------------------------------------------------------------------
NAM TAI ELECTRONICS       ADR      629865205    14,187     334,600  SH       SOLE                                 334,600
------------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP      COM      958102105    14,037   1,362,800  SH       SOLE                               1,362,800
------------------------------------------------------------------------------------------------------------------------------------
HUNT (JB) TRANSPRT
 SVCS INC                 COM      445658107    13,609     357,200  SH       SOLE                                 357,200
------------------------------------------------------------------------------------------------------------------------------------
LANDAMERICA FINANCIAL
 GP                       COM      514936103    13,333     280,700  SH       SOLE                                 280,700
------------------------------------------------------------------------------------------------------------------------------------
HARMAN INTERNATIONAL
 INDS                     COM      413086109    13,272     167,700  SH       SOLE                                 167,700
------------------------------------------------------------------------------------------------------------------------------------
UGI CORP                  COM      902681105    13,201     416,450  SH       SOLE                                 416,450
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN GREETINGS
 -CL A                    COM      026375105    12,941     658,900  SH       SOLE                                 658,900
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC SUNWEAR CALIF
 INC                      COM      694873100    12,856     533,900  SH       SOLE                                 533,900
------------------------------------------------------------------------------------------------------------------------------------
TORO CO                   COM      891092108    12,752     320,800  SH       SOLE                                 320,800
------------------------------------------------------------------------------------------------------------------------------------
QUIKSILVER INC            COM      74838C106    12,381     750,800  SH       SOLE                                 750,800
------------------------------------------------------------------------------------------------------------------------------------
NVR INC                   COM      62944T105    12,289      29,900  SH       SOLE                                  29,900
------------------------------------------------------------------------------------------------------------------------------------
FOSSIL INC                COM      349882100    12,140     515,300  SH       SOLE                                 515,300
------------------------------------------------------------------------------------------------------------------------------------
CENTRAL GARDEN &
 PET CO                   COM      153527106    12,080     502,500  SH       SOLE                                 502,500
------------------------------------------------------------------------------------------------------------------------------------
ENGINEERED SUPPORT
 SYSTEMS                  COM      292866100    11,964     286,900  SH       SOLE                                 286,900
------------------------------------------------------------------------------------------------------------------------------------
VARCO INTERNATIONAL
 INC                      COM      922122106    11,942     609,300  SH       SOLE                                 609,300
------------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN CORP/CA    COM      318522307    11,755     446,100  SH       SOLE                                 446,100
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATIONAL
 FINL INC                 COM      316326107    11,578     376,400  SH       SOLE                                 376,400
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                              Name of Reporting Manager: Hennessy Funds
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
TRACTOR SUPPLY CO         COM      892356106    11,513     243,100  SH       SOLE                                 243,100
------------------------------------------------------------------------------------------------------------------------------------
CLARCOR INC               COM      179895107    11,403     295,800  SH       SOLE                                 295,800
------------------------------------------------------------------------------------------------------------------------------------
JACOBS ENGINEERING
 GROUP INC                COM      469814107    11,351     269,300  SH       SOLE                                 269,300
------------------------------------------------------------------------------------------------------------------------------------
ROCKWELL AUTOMATION       COM      773903109    11,316     474,672  SH       SOLE                                 474,672
------------------------------------------------------------------------------------------------------------------------------------
NBTY INC                  COM      628782104    11,303     537,200  SH       SOLE                                 537,200
------------------------------------------------------------------------------------------------------------------------------------
BUNGE LTD                 COM       sedol -     11,260     393,700  SH       SOLE                                 393,700
                                    2788713
------------------------------------------------------------------------------------------------------------------------------------
LANDSTAR SYSTEM INC       COM      515098101    11,161     178,400  SH       SOLE                                 178,400
------------------------------------------------------------------------------------------------------------------------------------
EGL INC                   COM      268484102    11,025     725,300  SH       SOLE                                 725,300
------------------------------------------------------------------------------------------------------------------------------------
OLD DOMINION FREIGHT      COM      679580100    10,976     513,150  SH       SOLE                                 513,150
------------------------------------------------------------------------------------------------------------------------------------
JARDEN CORP               COM      471109108    10,938     395,300  SH       SOLE                                 395,300
------------------------------------------------------------------------------------------------------------------------------------
CARLISLE COS INC          COM      142339100    10,561     250,500  SH       SOLE                                 250,500
------------------------------------------------------------------------------------------------------------------------------------
ROLLINS INC               COM      775711104    10,455     554,650  SH       SOLE                                 554,650
------------------------------------------------------------------------------------------------------------------------------------
Hennessy Advisors Inc     COM      425885100    10,327     860,562  SH       SOLE                                 860,562
------------------------------------------------------------------------------------------------------------------------------------
ALBEMARLE CORP            COM      012653101     9,963     356,200  SH       SOLE                                 356,200
------------------------------------------------------------------------------------------------------------------------------------
SENSIENT TECHNOLOGIES
 CORP                     COM      81725T100     9,950     432,800  SH       SOLE                                 432,800
------------------------------------------------------------------------------------------------------------------------------------
IMATION CORP              COM      45245A107     9,897     261,700  SH       SOLE                                 261,700
------------------------------------------------------------------------------------------------------------------------------------
WHOLE FOODS MARKET INC    COM      966837106     9,677     203,600  SH       SOLE                                 203,600
------------------------------------------------------------------------------------------------------------------------------------
AMETEK INC                COM      031100100     9,632     262,800  SH       SOLE                                 262,800
------------------------------------------------------------------------------------------------------------------------------------
ROSS STORES INC           COM      778296103     9,494     221,000  SH       SOLE                                 221,000
------------------------------------------------------------------------------------------------------------------------------------
PACTIV CORP               COM      695257105     9,130     463,200  SH       SOLE                                 463,200
------------------------------------------------------------------------------------------------------------------------------------
BALL CORP                 COM      058498106     9,097     199,900  SH       SOLE                                 199,900
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARK ELECTRONICS
 INC                      COM      08160H101     9,025     293,400  SH       SOLE                                 293,400
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR THRIFTY
 AUTOMOTIVE GP            COM      256743105     9,025     486,500  SH       SOLE                                 486,500
------------------------------------------------------------------------------------------------------------------------------------
TIMKEN CO                 COM      887389104     8,997     513,800  SH       SOLE                                 513,800
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                              Name of Reporting Manager: Hennessy Funds
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
SAKS INC                  COM      79377W108     8,646     891,300  SH       SOLE                                 891,300
------------------------------------------------------------------------------------------------------------------------------------
COCA-COLA BTLNG CONS      COM      191098102     8,163     149,500  SH       SOLE                                 149,500
------------------------------------------------------------------------------------------------------------------------------------
COORS (ADOLPH)  -CL B     COM      217016104     7,989     163,100  SH       SOLE                                 163,100
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC    COM      78387G103     2,076      81,246  SH       SOLE                                  81,246
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PAPER CO    COM      460146103     1,691      49,424  SH       SOLE                                  49,424
------------------------------------------------------------------------------------------------------------------------------------
DU PONT (E I) DE
 NEMOURS                  COM      263534109     1,625      39,035  SH       SOLE                                  39,035
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP       COM      370442105     1,549      43,026  SH       SOLE                                  43,026
------------------------------------------------------------------------------------------------------------------------------------
EMERSON ELECTRIC CO       COM      291011104     1,529      29,920  SH       SOLE                                  29,920
------------------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC           COM      149123101     1,508      27,093  SH       SOLE                                  27,093
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO., INC.         COM      589331107     1,396      30,592  SH       SOLE                                  30,592
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO          COM      277461109     1,377      50,350  SH       SOLE                                  50,350
------------------------------------------------------------------------------------------------------------------------------------
BANK of AMERICA CORP      COM      060505104     1,313      16,612  SH       SOLE                                  16,612
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL
 INTERNATIONAL INC        COM      438516106     1,149      36,351  SH       SOLE                                  36,351
------------------------------------------------------------------------------------------------------------------------------------
3M Co                     COM      88579Y101     1,096      40,050  SH       SOLE                                  40,050
------------------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP        COM      166764100     1,092      15,119  SH       SOLE                                  15,119
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS    COM      92343V104     1,046      26,513  SH       SOLE                                  26,513
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO.      COM      369604103     1,036      36,116  SH       SOLE                                  36,116
------------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc          COM      02209S103     1,008      19,302  SH       SOLE                                  19,302
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New      COM      949746101       942      18,690  SH       SOLE                                  18,690
------------------------------------------------------------------------------------------------------------------------------------
BP PLC  -ADS              ADR      055622104       742      17,668  SH       SOLE                                  17,668
------------------------------------------------------------------------------------------------------------------------------------
A T & T CORP              COM      001957505       708      36,802  SH       SOLE                                  36,802
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORPORATION   COM      30231G102       704      19,609  SH       SOLE                                  19,609
------------------------------------------------------------------------------------------------------------------------------------
J P MORGAN CHASE & CO     COM      46625H100       599      17,520  SH       SOLE                                  17,520
------------------------------------------------------------------------------------------------------------------------------------
Westamerica Bancorp       COM      957090103       544      12,632  SH       SOLE                                  12,632
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                              Name of Reporting Manager: Hennessy Funds
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC DATA
 SYSTEMS CORP             COM      285661104       457      21,300  SH       SOLE                                  21,300
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO        COM      812387108       454      13,500  SH       SOLE                                  13,500
------------------------------------------------------------------------------------------------------------------------------------
AON CORP                  COM      037389103       450      18,700  SH       SOLE                                  18,700
------------------------------------------------------------------------------------------------------------------------------------
BCE INC                   ADR      05534B109       441      19,100  SH       SOLE                                  19,100
------------------------------------------------------------------------------------------------------------------------------------
MARATHON OIL CORP         COM      565849106       435      16,500  SH       SOLE                                  16,500
------------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETROLEUM
 CORP                     COM      674599105       429      12,800  SH       SOLE                                  12,800
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP        COM      635405103       422      12,900  SH       SOLE                                  12,900
------------------------------------------------------------------------------------------------------------------------------------
PNC FINANCIAL SVCS
 GROUP INC                COM      693475105       420       8,600  SH       SOLE                                   8,600
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL INC     COM      939322103       419      10,150  SH       SOLE                                  10,150
------------------------------------------------------------------------------------------------------------------------------------
SPRINT FON GROUP          COM      852061100       419      29,107  SH       SOLE                                  29,107
------------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINANCIAL
 CORP                     COM      339030108       419      14,100  SH       SOLE                                  14,100
------------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETROLEUM
 -ADR                     ADR      780257804       418       8,972  SH       SOLE                                   8,972
------------------------------------------------------------------------------------------------------------------------------------
FORD MOTOR CO             COM      345370860       412      37,446  SH       SOLE                                  37,446
------------------------------------------------------------------------------------------------------------------------------------
AMSOUTH BANCORPORATION    COM      032165102       406      18,600  SH       SOLE                                  18,600
------------------------------------------------------------------------------------------------------------------------------------
U S BANCORP               COM      902973304       406      16,575  SH       SOLE                                  16,575
------------------------------------------------------------------------------------------------------------------------------------
DOW CHEMICAL              COM      260543103       406      13,100  SH       SOLE                                  13,100
------------------------------------------------------------------------------------------------------------------------------------
WEYERHAEUSER CO           COM      962166104       405       7,500  SH       SOLE                                   7,500
------------------------------------------------------------------------------------------------------------------------------------
PITNEY BOWES INC          COM      724479100       396      10,300  SH       SOLE                                  10,300
------------------------------------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE PLC
 -SP ADR                  ADR      37733W105       385       9,500  SH       SOLE                                   9,500
------------------------------------------------------------------------------------------------------------------------------------
UNION PLANTERS CORP       COM      908068109       385      12,400  SH       SOLE                                  12,400
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS            COM      20825C104       384       7,000  SH       SOLE                                   7,000
------------------------------------------------------------------------------------------------------------------------------------
MEADWESTVACO CORP         COM      583334107       380      15,400  SH       SOLE                                  15,400
------------------------------------------------------------------------------------------------------------------------------------
HSBC HLDGS PLC
 -SPON ADR                ADR      404280406       377       6,385  SH       SOLE                                   6,385
------------------------------------------------------------------------------------------------------------------------------------
AEGON NV                  ADR      007924103       374      37,220  SH       SOLE                                  37,220
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                              Name of Reporting Manager: Hennessy Funds
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
DELPHI CORP               COM      247126105       373      43,266  SH       SOLE                                  43,266
------------------------------------------------------------------------------------------------------------------------------------
SHELL TRAN&TRADE  -ADR    ADR      822703609       371       9,300  SH       SOLE                                   9,300
------------------------------------------------------------------------------------------------------------------------------------
CEMEX S A  -ADR           ADR      151290889       366      16,435  SH       SOLE                                  16,435
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB      COM      110122108       364      13,400  SH       SOLE                                  13,400
------------------------------------------------------------------------------------------------------------------------------------
KELLOGG CO                COM      487836108       361      10,500  SH       SOLE                                  10,500
------------------------------------------------------------------------------------------------------------------------------------
REGIONS FINL CORP         COM      758940100       355      10,500  SH       SOLE                                  10,500
------------------------------------------------------------------------------------------------------------------------------------
CONAGRA FOODS INC         COM      205887102       340      14,400  SH       SOLE                                  14,400
------------------------------------------------------------------------------------------------------------------------------------
MAY DEPARTMENT
 STORES CO                COM      577778103       334      15,000  SH       SOLE                                  15,000
------------------------------------------------------------------------------------------------------------------------------------
HEINZ (H J) CO            COM      423074103       333      10,100  SH       SOLE                                  10,100
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                 COM      013817101       327      12,825  SH       SOLE                                  12,825
------------------------------------------------------------------------------------------------------------------------------------
BB&T CORP                 COM      054937107       319       9,300  SH       SOLE                                   9,300
------------------------------------------------------------------------------------------------------------------------------------
ALBERTSONS INC            COM      013104104       303      15,800  SH       SOLE                                  15,800
------------------------------------------------------------------------------------------------------------------------------------
UNUMPROVIDENT CORP        COM      91529Y106       280      20,900  SH       SOLE                                  20,900
------------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corporation     COM      079860102       245       9,200  SH       SOLE                                   9,200
------------------------------------------------------------------------------------------------------------------------------------
Charles Schwab Corp       COM      808513105       137      13,613  SH       SOLE                                  13,613
------------------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                  643,654